PBHG INSURANCE SERIES FUND
                                            Supplement Dated October 5, 2005

                  This Supplement updates certain information contained in the currently effective Prospectus of PBHG Insurance Series Fund, dated April 8, 2005. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-800-347-9256.

Termination of Investment Advisory Arrangements

                  Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"), its parent company, Old Mutual (US) Holdings Inc., ("OMUSH"), and an unaffiliated investment adviser, Forstmann-Leff Associates, LLC, have agreed to a transaction (the "Transaction") that will result in the replacement of Liberty Ridge Capital as the investment adviser to PBHG Insurance Series Fund and its investment portfolios ("Portfolios").

                  The Transaction will involve OMUSH obtaining a controlling interest of a new entity to be named ForstmannLeff LLC ("ForstmannLeff"), which will be comprised of the assets of Forstmann-Leff Associates, LLC and certain specified assets of Liberty Ridge Capital. The employees of ForstmannLeff will be the former employees of Forstmann-Leff Associates, LLC and certain former investment professionals of Liberty Ridge Capital.

                  Upon the closing of the Transaction, which is expected to occur on or about October 31, 2005, the investment advisory contract between PBHG Insurance Series Fund and Liberty Ridge Capital will automatically terminate. The following paragraphs describe the new investment advisory and sub-advisory arrangements that will be established following the closing of the Transaction. Between the date of this Supplement and the closing of the Transaction, Liberty Ridge Capital will continue to provide investment advisory services in accordance with its advisory agreement.

New Investment Advisory and Sub-Advisory Arrangements

                  The Board of Trustees of PBHG Insurance Series Fund
(the "Board"), including all the independent Trustees on the Board, has approved Old Mutual Capital, Inc. ("OMCAP"), an affiliate of OMUSH, as the new investment adviser to PBHG Insurance Series Fund. This appointment will become effective upon shareholder approval of a new management agreement between PBHG Insurance Series Fund and OMCAP, which has been approved by the Board.

                  OMCAP has appointed ForstmannLeff as a sub-adviser with respect to each of the Portfolios. This appointment will become effective upon shareholder approval of a new investment sub-advisory agreement between PBHG Insurance Series Fund, OMCAP and ForstmannLeff, which has been approved by the Board.

Interim Investment Advisory and Sub-Advisory Arrangements

                  In order to avoid disruption of the Portfolios' investment management program, the Board approved an interim advisory agreement with OMCAP and an interim sub-advisory agreement with ForstmannLeff (collectively, "Interim Agreements"), pursuant to which OMCAP and ForstmannLeff will provide the Portfolios advisory and sub-advisory services. The Interim Agreements will commence on the closing of the Transaction and remain in effect for a period that will expire on the earlier of: (i) the date on which the shareholders of each Portfolio approve a new management agreement and respective subadvisory agreements for the Portfolios; and (ii) 150 days after the closing of the Transaction.

Change of Portfolio Managers

                  Effective upon the closing of the Transaction, the portfolio managers for the following Portfolios will be replaced with the portfolio managers identified below. The portfolio managers for the remaining Portfolio will remain unchanged.

----------------------------- ------------------------------ -----------------------------------------------------------------
         Portfolio             Existing Portfolio Manager                         New Portfolio Manager
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Small Cap Growth Portfolio    James M. Smith                 Samuel H. Baker, CFA has managed the PBHG Growth Fund since
                                                             December 9, 2004.  Mr. Baker joined Liberty Ridge Capital in
                                                             1996 as a portfolio manager and since that time has co-managed a series of investment limited partnerships that invest in small sized public equity securities as well as privately
                                                             placed equity securities.  Upon the closing of the Transaction,
                                                             Mr. Baker will be employed by ForstmannLeff as a portfolio manager.
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Technology and                James M. Smith                 Jerome J. Heppelmann, CFA has managed the Focused Fund, Mid-Cap
Communications Portfolio                                     Fund and Large Cap Fund since December 9, 2004.  Mr. Heppelmann has been involved in the management of the Mid-Cap Fund and the Focused Fund since June 1999. Mr. Heppelmann joined
                                                             Liberty Ridge Capital in 1994 as a Vice President of
                                                             Marketing/Client Service and since 1997 has been a member
                                                             of Liberty Ridge Capital's investment team. Prior to
                                                             joining Liberty Ridge Capital, Mr. Heppelmann worked in the
                                                             Investment Advisory Group for SEI Investments. Upon the
                                                             closing of the Transaction, Mr. Heppelmann will be employed by ForstmannLeff as a portfolio manager.
----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Growth II Portfolio           Samuel H. Baker                Thomas A. Galvin is Co-Chief Investment Officer and is on the
                                                             Investment Policy Committee of ForstmannLeff.  He joined
                                                             ForstmannLeff as a Portfolio Manager and Research Analyst in
                                                             1991.  Tom started his career at Dean Witter Reynolds as a
                                                             Research Analyst from 1980 to 1983.  From 1983 to 1988, he worked at Lehman Brothers as Vice President/Research Analyst and from 1988 to 1991, he was Vice President/Research Analyst at Smith Barney.  Tom has an MBA from Fordham University and a
                                                             BA degree from Queens College.  He is a member of AIMR,
                                                             National Association of Software Investment Analysts and New
                                                             York Society of Security Analysts.

                                                             William L. Potter is Co-Chief Investment Officer and is on
                                                             the Investment Policy Committee of ForstmannLeff. He joined
                                                             ForstmannLeff as a Portfolio Manager and Research Analyst
                                                             in 2002. Will started his career in 1982 at Manufacturers
                                                             Hanover Trust. He was a Corporate Lending Officer at
                                                             Chemical Bank from 1985 to 1987. From 1988 to 1992, he
                                                             worked in Venture Capital at Safeguard Securities and moved on to Research at Wertheim Schroder from 1992 to 1994. Will was Vice President of Equity Research at Alex Brown from
                                                             1994 to 1997. He came to ForstmannLeff from ABN AMRO
                                                             (formerly ING Barings and Furman Selz) where he was
                                                             Managing Director from 1997 to 2002.

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------


Large Cap Growth Portfolio    Michael S. Sutton              Thomas A. Galvin (See biography above)

                                                             William L. Potter (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Large Cap Growth              Michael S. Sutton              Thomas A. Galvin (See biography above)
Concentrated Portfolio
                                                             William L. Potter (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Mid-Cap Portfolio             Jerome J. Heppelmann           Nancy B. Tooke, CFA is the Chief Investment Officer and
                                                             portfolio manager for ForstmannLeff's SmallCap and MidCap Core products.  She joined in 2004 when ForstmannLeff acquired the business from Schroder Investment Management.  Nancy has
                                                             research responsibility for the Technology and
                                                             Telecommunications sectors.  Nancy started her career at Brown
                                                             Brothers Harriman & Co., as an assistant portfolio manager in
                                                             1969.  In 1971, she moved on to Baker Weeks & Co., as a
                                                             Securities Analyst.  She moved on as a Portfolio Manager at The
                                                             Equitable Life Assurance Society in 1975 before becoming
                                                             Portfolio Manager at State Street.  In 1981, she became Vice
                                                             President, Securities Analyst at E.F. Hutton & Co, and in 1985,
                                                             she founded New England Equity Research, which she sold in
                                                             1988.  The next year, she founded the current strategies at
                                                             Wertheim Asset Management where she built the team up
                                                             continuing through its acquisition by Schroders in 1994.  Nancy is a CFA charterholder and has a BA from Smith College.

----------------------------- ------------------------------ -----------------------------------------------------------------
----------------------------- ------------------------------ -----------------------------------------------------------------
Small Cap Portfolio           James B. Bell                  Nancy B. Tooke (See biography above)

----------------------------- ------------------------------ -----------------------------------------------------------------


New Fee Arrangements

                  In connection with the Board's appointment of OMCAP as PBHG Insurance Series Fund's new investment adviser, OMCAP has agreed to a new fee arrangement that will reduce the combined advisory and administrative services fees paid by most of the Portfolios. OMCAP has also agreed to lower the expense caps on most of the Portfolios by contractually waiving its fees or reimbursing expenses of a Portfolio to the extent the Portfolio's expenses exceed the agreed upon expense cap. The new fee arrangements will become effective upon shareholder approval of the new management agreement with OMCAP and investment sub-advisory agreement with ForstmannLeff.

Upcoming Shareholders Meeting

                  More information regarding the new advisory and sub-advisory arrangements will be contained in proxy materials that are expected to be delivered to shareholders in November, 2005. The Board has called a special meeting of shareholders of the Portfolios to be held on December 15, 2005 for purposes of voting on the new advisory and subadvisory agreements, as well as on certain other matters. Shareholders of record of the Portfolios at the close of business on October 31, 2005 will be entitled to notice of and to vote at the special meeting.

Related Name Changes

                  Upon the closing of the Transaction, PBHG Insurance Series Fund will be renamed Old Mutual Insurance Series Fund and each of the Portfolios will be renamed as follows:

------------------------------------------------------------ ----------------------------------------------------------
                         Old Name                                                    New Name
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Growth II Portfolio                            Old Mutual ForstmannLeff Growth II Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Large Cap Growth Portfolio                     Old Mutual ForstmannLeff Large Cap Growth Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Select Value Portfolio                         Old Mutual ForstmannLeff Select Value Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Large Cap Growth Concentrated Portfolio        Old Mutual ForstmannLeff Large Cap Growth Concentrated
                                                             Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Small Cap Portfolio                            Old Mutual ForstmannLeff Small Cap Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio                              Old Mutual ForstmannLeff Mid-Cap Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Small Cap Growth Portfolio                     Old Mutual ForstmannLeff Small Cap Growth Portfolio
------------------------------------------------------------ ----------------------------------------------------------
------------------------------------------------------------ ----------------------------------------------------------
Liberty Ridge Technology & Communications Portfolio          Old Mutual ForstmannLeff Technology & Communications
                                                             Portfolio
------------------------------------------------------------ ----------------------------------------------------------

                  References throughout the Prospectuses and the Statement of Additional Information will be deemed modified accordingly.